GOODWILL GOODWILL (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 667
Balance at end of year	499	$ 667
Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	667	691
Increase (decrease) through net exchange differences, intangible assets and goodwill	(168)	(24)
Balance at end of year	$ 499	$ 667